Operating lease liabilities	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating lease liabilities	Operating lease liabilities:

	December 31, 2021	December 31, 2020
Operating lease commitments	$791.2	$927.0
Impact of discounting	(104.6)	(141.5)
Impact of changes in variable rates	30.8	44.7
Operating lease liabilities	717.4	830.2
Current portion of operating lease liabilities	(155.1)	(160.9)
Operating lease liabilities	$562.3	$669.3
Operating lease liabilities relate to vessel sale-leaseback transactions and other operating leases. Vessel sale-leaseback transactions under operating lease arrangements are in part, indexed to three month LIBOR, reset on a quarterly basis. For one of the Company’s vessel operating leases, an option to repurchase the vessel exists at the end of its lease term. For all other arrangements, the lease may be terminated prior to the end of the lease term, at the option of the Company, by repurchasing the respective vessels on a specified repurchase date at a pre-determined fair value amount. For one of these arrangements, if the Company elects not to repurchase the vessel, the lessor may choose not to continue the lease until the end of its term. Each sale-leaseback transaction contains financial covenants requiring the Company to maintain certain tangible net worth, interest coverage ratios and debt-to-assets ratios, as defined. These vessels are leased to customers under time charter arrangements.
Operating lease costs related to vessel sale-leaseback transactions and other leases are summarized as follows:

	Year ended December 31, 2021	Year ended December 31, 2020
Lease costs:
Operating lease costs	$160.2	$166.5
Variable lease adjustments	(13.7)	(12.4)

Other information:
Operating cash outflow used for operating leases	143.2	147.8
Weighted average discount rate	4.8%	4.8%
Weighted average remaining lease term	6 years	7 years

In September 2021, the Company amended an operating lease for one vessel to extend the term for an additional five years. The amendment resulted in the continuation of its treatment as an operating lease. The reassessment due to the modification resulted in an increase of $5,753,000 to lease liabilities and a corresponding increase to right-of-use assets.